Investment Portfolio	as of February 29, 2020 (Unaudited)

DWS ESG Core Equity Fund

	Shares	Value ($)
Common Stocks 100.0%
Communication Services 11.4%
Diversified Telecommunication Services 3.0%
AT&T, Inc.	80,490	2,834,858
Verizon Communications, Inc.	45,041	2,439,420
		5,274,278
Entertainment 2.0%
Walt Disney Co.	30,094	3,540,559
Interactive Media & Services 3.6%
Alphabet, Inc. "A"*	4,756	6,369,473
Media 2.8%
Comcast Corp. "A"	12,909	521,911
Interpublic Group of Companies, Inc.	102,457	2,188,482
News Corp. "A"	177,178	2,139,424
		4,849,817
Consumer Discretionary 9.9%
Auto Components 0.5%
Aptiv PLC	11,278	880,925
Automobiles 1.0%
Tesla, Inc.*	2,584	1,726,086
Distributors 0.3%
Pool Corp.	2,189	461,791
Hotels, Restaurants & Leisure 2.5%
Hilton Worldwide Holdings, Inc.	18,615	1,809,378
Starbucks Corp.	32,728	2,566,857
		4,376,235
Internet & Direct Marketing Retail 1.3%
eBay, Inc.	66,013	2,286,690
Multiline Retail 0.4%
Target Corp.	6,165	634,995
Specialty Retail 3.2%
Burlington Stores, Inc.*	7,447	1,610,488
Lowe's Companies, Inc.	38,499	4,102,839
		5,713,327
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc. "B"	14,673	1,311,473
Consumer Staples 6.1%
Beverages 4.4%
Keurig Dr Pepper, Inc.	65,332	1,821,456
Molson Coors Beverage Co. "B"	30,191	1,497,776
PepsiCo, Inc.	33,450	4,416,403
		7,735,635
Food & Staples Retailing 0.3%
U.S. Foods Holding Corp.*	13,164	442,837
Food Products 1.4%
Campbell Soup Co.	16,246	733,020
Kellogg Co.	15,475	935,773
Tyson Foods, Inc. "A"	11,828	802,293
		2,471,086
Energy 3.4%
Energy Equipment & Services 0.1%
National Oilwell Varco, Inc.	3,996	74,765
Oil, Gas & Consumable Fuels 3.3%
Chevron Corp.	16,385	1,529,376
Exxon Mobil Corp.	71,605	3,683,361
Noble Energy, Inc.	39,996	633,137
		5,845,874
Financials 12.9%
Banks 6.4%
Bank of America Corp.	98,662	2,811,867
Fifth Third Bancorp.	69,752	1,701,949
JPMorgan Chase & Co.	36,562	4,245,214
PNC Financial Services Group, Inc.	19,638	2,482,243
		11,241,273
Capital Markets 1.4%
Moody's Corp.	10,022	2,405,581
Consumer Finance 2.4%
American Express Co.	38,636	4,247,255
Insurance 2.7%
Allstate Corp.	39,695	4,177,899
Principal Financial Group, Inc.	11,106	492,995
		4,670,894
Health Care 14.4%
Biotechnology 4.2%
Amgen, Inc.	20,996	4,193,531
Biogen., Inc.*	10,359	3,194,612
		7,388,143
Health Care Equipment & Supplies 1.3%
Medtronic PLC	23,025	2,317,927
Health Care Providers & Services 7.5%
Cigna Corp. *	22,672	4,147,616
DaVita, Inc.*	49,054	3,807,571
HCA Healthcare, Inc.	28,782	3,655,602
McKesson Corp.	3,351	468,671
MEDNAX, Inc.*	36,784	628,638
Premier, Inc. "A"*	15,581	458,549
		13,166,647
Pharmaceuticals 1.4%
Bristol-Myers Squibb Co.	40,748	2,406,577
Industrials 7.9%
Air Freight & Logistics 1.3%
United Parcel Service, Inc. "B"	26,030	2,355,455
Building Products 0.4%
Owens Corning	13,464	760,581
Commercial Services & Supplies 2.3%
Republic Services, Inc.	43,704	3,944,723
Construction & Engineering 1.6%
Quanta Services, Inc.	71,752	2,735,904
Industrial Conglomerates 1.5%
General Electric Co.	237,818	2,587,460
Road & Rail 0.8%
Union Pacific Corp.	8,950	1,430,299
Information Technology 24.6%
Communications Equipment 1.2%
Cisco Systems, Inc.	51,466	2,055,037
IT Services 1.1%
Accenture PLC "A"	7,125	1,286,704
MasterCard, Inc. "A"	2,455	712,564
		1,999,268
Semiconductors & Semiconductor Equipment 4.9%
Broadcom, Inc.	10,283	2,803,351
Intel Corp.	98,955	5,493,982
Micron Technology, Inc.*	5,821	305,952
		8,603,285
Software 10.0%
Cadence Design Systems, Inc.*	7,391	488,841
Microsoft Corp.	74,737	12,108,142
Oracle Corp.	73,805	3,650,395
Paycom Software, Inc.*	2,502	707,190
Synopsys, Inc.*	3,638	501,789
		17,456,357
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	47,380	12,951,797
Materials 2.5%
Chemicals 0.7%
International Flavors & Fragrances, Inc. (a)	10,804	1,294,103
Containers & Packaging 0.9%
Avery Dennison Corp.	12,989	1,487,111
Metals & Mining 0.9%
Alcoa Corp.*	118,546	1,644,233
Real Estate 3.8%
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	3,021	458,830
Digital Realty Trust, Inc.	26,383	3,168,862
Iron Mountain, Inc.	98,286	2,988,877
		6,616,569
Utilities 3.1%
Electric Utilities 0.8%
IDACORP, Inc.	14,858	1,435,877
Water Utilities 2.3%
American Water Works Co., Inc.	32,973	4,077,441
Total Common Stocks (Cost $173,699,588)		175,275,643
Rights 0.1%
Health Care
Pharmaceuticals
Bristol-Myers Squibb Co. Expiration Date 3/31/2021* (Cost $87,667)	41,158	137,879
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.50% (b) (c) (Cost $1,325,864)	1,325,864	1,325,864
Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 1.65% (b) (Cost $133,047)	133,047	133,047
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $175,246,166)	101.0	176,872,433
Other Assets and Liabilities, Net	(1.0)	(1,679,172)
Net Assets	100.0	175,193,261

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended February 29, 2020 are as follows:

Value ($) at 11/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.50% (b) (c)
1,630,590	—	304,726(d)	—	—	899	—	1,325,864	1,325,864
Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 1.65% (b)
6,569,790	5,206,695	11,643,438	—	—	7,770	—	133,047	133,047
8,200,380	5,206,695	11,948,164	—	—	8,669	—	1,458,911	1,458,911

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $1,273,621, which is 0.7% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$175,275,643	$—	$—	$175,275,643
Rights	137,879	—	—	137,879
Short-Term Investments (e)	1,458,911	—	—	1,458,911
Total	$176,872,433	$—	$—	$176,872,433

(e)	See Investment Portfolio for additional detailed categorizations.